Investment in joint venture - Disclosure of Statement of operations of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Impairment reversal on MPP&E	$ 0	$ (1,628)
Exploration and evaluation expenditures	(2,009)	(1,411)
General and administrative expenses	(15,286)	(11,100)
Income from operations	20,122	39,419
Finance expense	(23)	(5,647)
Finance income	6,255	1,036
Foreign exchange (loss) gain	109	(2)
Net income for the year	26,085	40,809
Company's share of net income of the JV for the year	31,670	46,517
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Revenues	256,543	297,136
Production costs	(146,805)	(179,849)
Depreciation and depletion	(13,613)	(30,767)
Royalties	(14,642)	(14,867)
Income from mine operations	81,483	71,653
Impairment reversal on MPP&E	0	63,200
Exploration and evaluation expenditures	(7,434)	(10,536)
General and administrative expenses	(2,732)	(20,753)
Income from operations	71,317	103,564
Finance expense	(5,589)	(6,471)
Finance income	4,602	801
Foreign exchange (loss) gain	(390)	5,329
Net income for the year	69,940	103,223
Company's share of net income of the JV for the year	$ 31,670	$ 46,517